Provisions -Disclosure of reconciliation of defined benefit obligation (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Cash and cash equivalents	$ 100,361	SFr 79,557
Equity instruments	1,522,154	1,206,622
Debt Instruments (eg. Bonds)	1,296,339	1,027,617
Real estate	723,441	573,477
Others	539,444	427,621
Total plan assets as at December 31	$ 4,181,739	SFr 3,314,894	$ 3,750,460	SFr 3,397,771